Subsequent Events (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 26, 2022	Dec. 04, 2020	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Issuance of shares		9,500
Proceeds from Related Party Debt					$ 11,299	$ 122,514	$ 382,600
Subsequent Event [Member] | Unsecured Line of Credit [Member] | Lender [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt	$ 1,000,000.0
1 Accredited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of shares			12,500
Issued price per share			$ 4